Note 12 - Stockholders' Equity and Stock-based Compensation - Restricted Stock and Restricted Stock Unit Awards (Details) - Restricted Stock and Restricted Stock Units [Member]	12 Months Ended
Dec. 31, 2020 shares
Total nonvested, number of shares/units (in shares)	908,754
Granted, number of shares/units (in shares)	67,500
Vested, number of shares/units (in shares)	(151,346)
Forfeited, number of shares/units (in shares)	(92,201)
Total nonvested, number of shares/units (in shares)	732,707